Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 1,251
Gains/(losses) recorded in income	65
Gains/(losses) recorded in OCI	5
Purchases/ Issuances	102
Sales/ Settlements	(61)
Transfers into/out of Level 3	(1)
Fair value, ending balance	1,361	$ 1,251
Change in unrealized gains/(losses)recorded in income for instruments still held	65
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1	(35)
Gains/(losses) recorded in income	(3)	4
Purchases/ Issuances		(12)
Sales/ Settlements		51
Transfers into/out of Level 3	2	(7)
Fair value, ending balance		1
Change in unrealized gains/(losses)recorded in income for instruments still held	(3)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	41	4
Gains/(losses) recorded in income		(1)
Sales/ Settlements	(31)
Transfers into/out of Level 3	(5)
Fair value, ending balance	5	41
Purchases/ Issuances		28
Transfers into/out of Level 3		10
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	40
Gains/(losses) recorded in income	(1)
Sales/ Settlements	(31)
Transfers into/out of Level 3	(6)
Fair value, ending balance	2	40
Change in unrealized gains/(losses)recorded in income for instruments still held	(1)
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1
Gains/(losses) recorded in income	1
Transfers into/out of Level 3	1
Fair value, ending balance	3	1
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1,348	1,190
Gains/(losses) recorded in income	66	83
Gains/(losses) recorded in OCI	5	28
Purchases/ Issuances	102	78
Sales/ Settlements	(30)	(32)
Transfers into/out of Level 3	4
Fair value, ending balance	1,495	1,348
Change in unrealized gains/(losses)recorded in income for instruments still held	66
Transfers into/out of Level 3		1
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	17
Gains/(losses) recorded in OCI	1
Fair value, ending balance	18	17
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	27
Gains/(losses) recorded in OCI	(3)
Fair value, ending balance	24	27
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Transfers into/out of Level 3	4
Investment securities [member] | Equity securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1,304
Gains/(losses) recorded in income	66
Gains/(losses) recorded in OCI	7
Purchases/ Issuances	102
Sales/ Settlements	(30)
Fair value, ending balance	1,453	1,304
Change in unrealized gains/(losses)recorded in income for instruments still held	66
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1
Purchases/ Issuances	1
Fair value, ending balance	2	1
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	21
Gains/(losses) recorded in income	1
Purchases/ Issuances	1
Transfers into/out of Level 3	(3)
Fair value, ending balance	20	21
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Derivative Financial Assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	7
Fair value, ending balance	7
Change in unrealized gains/(losses)recorded in income for instruments still held	7
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(15)
Gains/(losses) recorded in income	(2)
Fair value, ending balance	(17)	(15)
Change in unrealized gains/(losses)recorded in income for instruments still held	(2)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	(8)
Fair value, ending balance	(8)
Change in unrealized gains/(losses)recorded in income for instruments still held	(8)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(6)
Gains/(losses) recorded in income	(1)
Purchases/ Issuances	(2)
Fair value, ending balance	(4)	(6)
Change in unrealized gains/(losses)recorded in income for instruments still held	(1)
Transfers into/out of Level 3	5
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(139)	(119)
Gains/(losses) recorded in income	2
Purchases/ Issuances		(20)
Fair value, ending balance	(137)	$ (139)
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Financial liabilities at fair value through profit or loss, category [member] | Obligations Relating To Short Selling Of Securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Transfers into/out of Level 3	(2)
Fair value, ending balance	$ (2)